REVENUE (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of revenue [Abstract]
Disaggregation of revenue
The following table presents Pengrowth’s Oil and gas sales disaggregated by revenue source:

Year ended December 31
2017
Light oil	149.3
Bitumen	181.6
Natural gas liquids	56.7
Natural gas	98.8
Produced petroleum revenue	486.4
Diluent	147.2
Processing income	19.1
Other revenue	20.7
Total oil and gas sales	$673.4